As filed with the Securities and Exchange Commission on February 5, 2014

1933 Act Registration No. 333-171933
1940 Act Registration No. 811-22523

United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933                [   ]
Pre-Effective Amendment No. __                                                                             [   ]
Post-Effective Amendment No. 38                                                                            [X]
and/or
Registration Statement Under the Investment Company Act of 1940                [   ]
Amendment No. 39                                                                                                       [X]

Destra Investment Trust II
(Exact name of registrant as specified in charter)

901 Warrenville Road, Suite 15
Lisle, Illinois 60532
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 241-4200

Nicholas Dalmaso
Destra Investment Trust II
901 Warrenville Road, Suite 15
Lisle, Illinois 60532
(Name and Address of Agent for Service)

Copy to:
Morrison Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[   ] on ___________ pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Registration Statement relates to the Destra Focused Equity Fund and the Destra Preferred and Income Securities Fund, each a series of the Registrant.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the Village of Lisle, and State of Illinois, on the 5th day of February, 2014.

Destra Investment Trust II

By: /s/ Nicholas Dalmaso____________
Nicholas Dalmaso,Chief Executive  Officer

Pursuant to the requirements of the Securities Act, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date
/s/ Nicholas Dalmaso	Chief Executive Officer, Chairman, Secretary and Trustee		February 5, 2014
Nicholas Dalmaso

Diana S. Ferguson*	Trustee	}	By /s/ Nicholas Dalmaso
		}	Nicholas Dalmaso Attorney-In-Fact
William M. Fitzgerald, Sr.*	Trustee	}	February 5, 2014
}
Louis A. Holland, Jr.*	Lead Independent Trustee and Trustee	}

*
An original power of attorney authorizing Nicholas Dalmaso and Morrison C. Warren to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.

Index to Exhibits

(101)Risk/return summary in interactive data format